Commitments and Contingencies Loss Contingencies (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) defendant entity affiliate_corporations facility number_of_companies	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)
Fox River Site [Member]
Loss Contingencies [Line Items]
Portion Of Costs Below Threshold, Percentage	45.00%
Portion Of Costs Exceeding Threshold, Percentage	40.00%
Foreign Tax Authority [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 43	R$ 168
Kalamazoo River Site [Member]
Loss Contingencies [Line Items]
Total Corporation Plaintiffs | affiliate_corporations	3
Total Past Costs Being Tried	$ 50
Loss Contingency Accrual	$ 47		$ 1
Additional Companies Receiving General Notice Letters | number_of_companies	3
Total Additional Defendants | defendant	2
Fox River Site [Member]
Loss Contingencies [Line Items]
Number of Potentially Responsible Parties | entity	8
Number of Previously Owned Carbonless Copy Paper Manufacturing Facilities | facility	2
Threshold For Environmental Cleanup Costs	$ 75
Gross Loss Contingency Accrual	21		36
Net Loss Contingency Accrual	17		35
Total Amount Received from Settlements with Insurance Carriers	$ 202
BAT And API Funding Obligation Under The Cost Sharing Agreement	50.00%
Receivable under Funding Agreement	$ 45		38
BAT And API Obligation Under The Cost Sharing Agreement	60.00%
Fox River Site [Member] | Fox River LLC [Member]
Loss Contingencies [Line Items]
Funding Remainder Other Current Asset	$ 0		$ 0
Minimum [Member] | Foreign Tax Authority [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	0
Minimum [Member] | General Contractor Arbitration [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	35
Maximum [Member] | Foreign Tax Authority [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	64
Maximum [Member] | General Contractor Arbitration [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 45